UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity - Equity Funds 58.6%
DWS Capital Growth Fund "Institutional"	83,230	4,323,801
DWS Communications Fund "Institutional"	30,722	526,582
DWS Disciplined Market Neutral Fund "Institutional"	56,861	548,705
DWS Diversified International Equity Fund "Institutional"	1,105,023	7,536,255
DWS Dreman International Value Fund "Institutional"*	22,477	190,827
DWS Dreman Mid Cap Value Fund "Institutional"	88,137	921,910
DWS Dreman Small Cap Value Fund "Institutional"	102,001	3,621,029
DWS Emerging Markets Equity Fund "Institutional"	263,800	4,843,366
DWS Equity 500 Index Fund "Institutional"	170,586	22,933,620
DWS Europe Equity Fund "Institutional"	222,107	4,959,657
DWS Global Small Cap Growth Fund "Institutional"*	42,558	1,600,183
DWS Global Thematic Fund "Institutional"	89,831	1,999,642
DWS Gold & Precious Metals Fund "Institutional"	26,557	667,103
DWS Growth & Income Fund "Institutional"	696,802	10,730,754
DWS Health Care Fund "Institutional"*	162,636	3,909,776
DWS International Fund "Institutional"	112,604	4,863,384
DWS Large Cap Focus Growth Fund "Institutional"	100,774	2,886,180
DWS Large Cap Value Fund "Institutional"	591,569	9,790,474
DWS RREEF Global Infrastructure Fund "Institutional"	110,759	1,041,139
DWS RREEF Global Real Estate Securities Fund "Institutional"	62,386	462,901
DWS RREEF Real Estate Securities Fund "Institutional"	98,937	1,678,958
DWS S&P 500 Plus Fund "S"	962,379	11,057,729
DWS Small Cap Core Fund "S"	437,151	6,990,050
DWS Small Cap Growth Fund "Institutional"*	102,126	2,098,691
DWS Strategic Value Fund "Institutional"	310,460	9,509,393
DWS Technology Fund "Institutional"*	526,871	7,123,290

Total Equity - Equity Funds (Cost $121,164,336)		126,815,399
Equity - Exchange-Traded Funds 10.6%
iShares MSCI Australia Index Fund	121,961	2,873,401
iShares MSCI Canada Index Fund	104,228	3,057,007
iShares MSCI EAFE Small Cap Index Fund	55,579	2,152,575
iShares MSCI France Index Fund	8,667	194,921
iShares MSCI Germany Index Fund	93,663	2,110,227
iShares MSCI Japan Index Fund	389,957	4,004,858
iShares MSCI Netherlands Investable Market Index Fund	2,486	46,936
iShares MSCI United Kingdom Index Fund	522,868	8,449,547

Total Equity - Exchange-Traded Funds (Cost $20,880,122)		22,889,472
Fixed Income - Bond Funds 30.7%
DWS Core Fixed Income Fund "Institutional"	1,783,722	16,713,478
DWS Emerging Markets Fixed Income Fund "Institutional"	195,575	2,161,099
DWS Enhanced Commodity Strategy Fund "Institutional"	271,280	1,090,547
DWS Floating Rate Plus Fund "Institutional"	120,124	1,120,760
DWS Global Bond Fund "S"	307,660	3,196,591
DWS Global Inflation Plus Fund "Institutional"	629,686	6,561,330
DWS GNMA Fund "Institutional"	43,625	674,443
DWS High Income Fund "Institutional"	1,267,405	6,058,196
DWS Short Duration Plus Fund "Institutional"	1,278,676	12,198,572
DWS US Bond Index Fund "Institutional"	1,542,979	16,710,465

Total Fixed Income - Bond Funds (Cost $66,635,212)		66,485,481
Fixed Income - Money Market Fund 0.3%
Central Cash Management Fund (Cost $519,816)	519,816	519,816

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $209,199,486) †	100.2	216,710,168
Other Assets and Liabilities, Net	(0.2)	(425,109)

Net Assets	100.0	216,285,059

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $215,238,145.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $1,472,023.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,497,684 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,025,661.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$126,815,399	$—	$—	$126,815,399
Exchange-Traded Funds	22,889,472	—	—	22,889,472
Bond Funds	66,485,481	—	—	66,485,481
Money Market Funds	519,816	—	—	519,816
Total	$216,710,168	$—	$—	$216,710,168

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011